RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Related Party Transactions [Abstract]
Proceeds from Related Party Debt	$ 6,051,523	$ 1,485,555